Restructuring Charges - Restructuring Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2013 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member]	Sep. 30, 2012 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member]	Dec. 31, 2012 2012 Restructuring Program [Member]	Sep. 30, 2013 2012 Restructuring Program [Member] Restructuring Charges [Member]	Dec. 31, 2012 2012 Restructuring Program [Member] Restructuring Charges [Member]	Dec. 31, 2010 Employee Severance [Member]	Sep. 30, 2013 Employee Severance [Member] 2012 Restructuring Program [Member]	Dec. 31, 2012 Employee Severance [Member] 2012 Restructuring Program [Member]		Dec. 31, 2011 Employee Severance [Member] Two Thousand And Nine Restructuring Plan [Member]	Dec. 31, 2010 Employee Severance [Member] Two Thousand And Nine Restructuring Plan [Member]	Dec. 31, 2010 Employee Severance [Member] Fiscal Two Thousand Eight Restructuring Plan [Member]	Sep. 30, 2013 Other Restructuring Costs [Member] 2012 Restructuring Program [Member]	Dec. 31, 2012 Other Restructuring Costs [Member] 2012 Restructuring Program [Member]	Dec. 31, 2012 Lease And Exit Costs [Member]	Dec. 31, 2011 Lease And Exit Costs [Member]	Dec. 31, 2010 Lease And Exit Costs [Member]	Sep. 30, 2013 Lease And Exit Costs [Member] 2012 Restructuring Program [Member]	Sep. 30, 2013 Restructuring [Member] 2012 Restructuring Program [Member]
Restructuring Reserve [Roll Forward]
Gain (Loss) on Disposition of Property Plant Equipment			$ (2.5)						$ 2.5	$ 2.5		$ (2.5) [1]
Restructuring charges prior to gain on sale of facility			4.3	[1]																									1.7	[1]
Restructuring Cost, Beginning Balance			19.2		1.0	1.0	2.6	10.2								7.9	18.0			1.0	7.6	0.3	0.9		1.0	1.6	2.3	0.3
(Income) expense, net	(1.5)	21.0	1.8		21.0	20.7	0	(0.3)			24.1	2.2	24.1	1.8 [1]	20.7	(0.2)	2.6 [1]	18.4	[2]		(0.2)		(0.8) [3]	2.3			(0.1)
Restructuring reserve, translation adjustment			(0.2)			0.4											(0.2)	0.4					0					0
Cash utilized, net			(16.1)			(3.6)	(1.6)	(7.3)				(13.3)	(3.8)			(6.7)	(13.5)	(2.3)		(1.0)	(6.4)	(0.3)	(2.3)	(0.6)	(0.7)	(0.6)	(0.6)	(0.3)
Non Utilized, Net			0			0.7											0	1.5					0	(0.8)				0
Restructuring cost, ending balance	$ 7.2		$ 7.2			$ 19.2	$ 1.0	$ 2.6								$ 1.0	$ 6.9	$ 18.0			$ 1.0		$ 0.3	$ 0.9	$ 0.3	$ 1.0	$ 1.6	$ 0

[1]	During the nine months ended September 30, 2013, the Company recorded additional charges related to the September 2012 Program primarily due to changes in estimates related to severance and other termination benefits, partially offset by a $2.5 million gain on the July 2013 sale of the Company's manufacturing facility in France.
[2]	Included within the $18.4 million of employee severance and other personnel benefits is a net pension curtailment gain of $1.5 million recognized in the year ended December 31, 2012.
[3]	Included within the $(0.8) million of other is a $2.5 million gain on the July 2013 sale of the Company's manufacturing facility in France, which was recognized in the third quarter of 2013.